UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2017 (Unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 19.6%
Aramark	91,710	$3,731,680
BorgWarner	117,300	5,443,893
Brinker International	164,380	5,131,944
Discovery Communications, Class A *	189,550	4,209,905
Gentex	331,320	6,053,216
Interpublic Group of Companies	236,570	4,764,520
Michaels *	286,840	6,439,558
		35,774,716
Consumer Staples - 2.1%
Archer-Daniels-Midland	93,600	3,867,552

Energy - 9.7%
Apache	113,690	4,415,719
EQT	83,240	5,189,182
Helmerich & Payne	86,630	3,667,914
Newfield Exploration *	168,900	4,413,357
		17,686,172
Financials - 18.5%
BOK Financial	53,420	4,299,241
Citizens Financial Group	143,810	4,764,425
Fifth Third Bancorp	179,590	4,692,687
Invesco	150,460	4,932,079
Jones Lang LaSalle	35,125	4,282,089
Northern Trust	48,910	4,328,535
White Mountains Insurance Group	7,563	6,587,902
		33,886,958
Health Care - 7.8%
Envision Healthcare *	101,360	5,312,278
HealthSouth	91,270	4,175,602
Universal Health Services, Class B	44,950	4,860,444
		14,348,324
Industrials - 11.9%
AMERCO	12,860	4,799,481
KAR Auction Services, Inc.	102,500	4,621,725
Robert Half International	91,810	4,158,993
Snap-on, Inc.	28,995	4,278,792
Spirit AeroSystems Holdings, Class A	51,730	3,853,885
		21,712,876

Information Technology - 12.2%
Cirrus Logic, Inc. *	50,000	2,899,000
Cognizant Technology Solutions, Class A	65,970	4,668,697
CSRA	128,471	4,048,121
DST Systems	39,756	2,040,675
F5 Networks *	34,170	4,079,215
Sabre	245,760	4,531,814
		22,267,522
Materials - 1.5%
Axalta Coating Systems *	90,000	2,656,800

Real Estate - 6.7%
Ryman Hospitality Properties - REIT	69,000	4,099,980
STORE Capital - REIT	136,230	3,457,518
Weyerhaeuser - REIT	143,020	4,663,882
		12,221,380
Utilities - 7.7%
Entergy	43,925	3,477,542
NiSource	128,220	3,445,272
Public Service Enterprise Group	80,950	3,791,698
Vistra Energy Corp.	188,650	3,339,105
		14,053,617
TOTAL COMMON STOCKS
(Cost $172,024,538)		178,475,917

SHORT-TERM INVESTMENT - 3.5%
Invesco Treasury Portfolio, Institutional Class, 0.90%^
(Cost $6,329,271)	6,329,271	6,329,271

Total Investments - 101.2%
(Cost $178,353,809)		184,805,188
Other Assets and Liabilities, Net - (1.2)%		(2,113,249)
Total Net Assets - 100.0%		$182,691,939

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2017.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$178,475,917	$-	$-	$178,475,917
Short-Term Investment	6,329,271	-	-	6,329,271
Total Investments in Securities	$184,805,188	$-	$-	$184,805,188

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

Reinhart Mid Cap PMV Fund

Cost of investments	$178,353,809
Gross unrealized appreciation	19,487,478
Gross unrealized depreciation	(13,036,099)
Net unrealized appreciation	$6,451,379

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date  October 23, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  October 23, 2017